intangible assets and goodwill - Business acquisition - subsequent to reporting period (Details) - Business acquisition - WillowTree $ in Millions, $ in Billions		3 Months Ended	12 Months Ended
	Jan. 03, 2023 CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Jan. 03, 2023 USD ($)
Non-adjusting events after reporting period
Total agreed upon enterprise value	$ 1.5			$ 1,100
Put options exercisable term		3 months	3 years
Maximum percentage of TELUS International subordinate voting shares	70.00%
Telus International Cda Inc [Member]
Non-adjusting events after reporting period
Purchase consideration in the form of shares issued				$ 125